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[SECURITY BENEFIT LOGO]

March 15, 2006

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Security Varilife Separate Account 1940 Act Registration Number: 811-08276 1933 Act Registration Numbers: 033-73724 and 033-77322 CIK: 00009168812 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Security Varilife Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the underlying management investment company. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

The following annual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicate below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
SBL Fund	0000217087	March 9, 2006

To the extent necessary, this filing is incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001